21. FINANCIAL INSTRUMENTS AND FINANCIAL RISK MANAGEMENT: Schedule of aging of accounts receivable (Details) - CAD ($)	Dec. 31, 2018	Dec. 31, 2017
Accounts Receivable, Sale	$ 193,495	$ 425,284
Not past due
Accounts Receivable, Sale	136,423	251,693
Under 30 days past due
Accounts Receivable, Sale	24,666	23,062
31 - 90 days past due
Accounts Receivable, Sale	1,445	22,442
Over 90 days past due
Accounts Receivable, Sale	$ 30,921	$ 128,087